Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other current assets and other current liabilities
Contract liability related to loyalty program	₽ 66	₽ 607
Contract liability related to guarantees issued	521	199
Other	60	96
Total other current liabilities	₽ 647	₽ 902